Contract Assets, Net and Contract Liabilities - Schedule of Movement of Contract Assets, Gross (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Allowance for Expected Credit Loss [Abstract]
Balance at beginning of the period/year	$ 197,435
Revenue recognized during the period/year but not yet billed	10,174	197,435
Amounts reclassified to accounts receivable upon billing	(178,204)
Total	$ 29,405	$ 197,435